General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2025
General and Administrative Expenses [Abstract]
Schedule of General and Administrative Expenses

General and administrative expenses consist of the followings:

	Years ended December 31,
	2023	2024	2025	2025
	HK$	HK$	HK$	US$
Staff costs	4,898,951	6,275,125	7,460,118	958,478
Rental and office expense	3,817,672	4,185,355	4,534,649	582,613
Allowance for (reversal of allowance for) expected credit loss	4,917,798	(105,737)	105,834	13,598
Impairment of obsolete inventories	267,847	20,716	—	—
Depreciation	410,039	260,753	431,142	55,393
Legal and professional fee	2,936,471	3,485,208	1,304,642	167,621
Repair and maintenance expenses	1,430,288	2,454,826	3,016,999	387,625
Research and development	5,996,144	4,537,422	6,449,820	828,674
Others	815,325	2,586,333	15,544,008	1,997,096
	25,490,535	23,700,001	38,847,212	4,991,098